OTHER LONG TERM LIABILITIES	12 Months Ended
Dec. 31, 2023
OTHER LONG TERM LIABILITIES
OTHER LONG TERM LIABILITIES

NOTE 14: — OTHER LONG TERM LIABILITIES

	December 31,
	2023	2022
Contingent consideration	$6	$1,377
	$6	$1,377

As part of the Clearit Acquisition, in addition to consideration paid in cash and by issuance of shares, it was agreed at closing that the Group may pay contingent consideration up to an additional $3,500 in cash subject to the business achieving certain operating and financial milestones over the period between 2022 and 2024. The fair value of the contingent consideration as of the acquisition date was $1,768, and was estimated using a valuation method based mainly on certain management estimations of current and forecasted financial results of operations of the acquired business. No payments were made on account of the contingent consideration during 2022 and 2023 as the first and second milestones were not met.

As of December 31, 2023, the estimated fair value of the contingent consideration based on the remaining milestone over the year 2024 up to an amount of $1,000, was $6, and was recorded under long-term liabilities.